Consolidated Statements of Changes in Shareholders' Equity and Comprehensive Income - USD ($)	Total	Common Stock	Treasury Stock	Additional Paid-In Capital	AOCI Attributable to Parent [Member]	Retained Earnings
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares, Outstanding		3,154,829
Treasury Stock Shares Held			200,933
Balance at at Dec. 31, 2018	$ 80,518,433	$ 31,548	$ (4,330,712)	$ 12,235,341	$ (27,909)	$ 72,610,165
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	7,794,487					7,794,487
Other Comprehensive Income (Loss), Net of Tax	4,495,436				4,495,436
Stock Issued During Period, Shares, Employee Stock Purchase Plans		1,958
Employee Stock Purchases	52,868	$ 20		52,848
Stock Issued During Period, Value, Conversion of Convertible Securities		$ 10		19,990
Stock Issued During Period, Value, Conversion of Units	20,000
Conversion of Stock, Shares Converted		1,000
Cash Dividends on Common Stock	(1,123,219)					(1,123,219)
Balance at at Dec. 31, 2019	91,758,005	$ 31,578	$ (4,330,712)	12,308,179	4,467,527	79,281,433
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares, Outstanding		3,157,787
Treasury Stock Shares Held			200,933
Net Income	7,050,604					7,050,604
Other Comprehensive Income (Loss), Net of Tax	8,473,423				8,473,423
Stock Issued During Period, Shares, Employee Stock Purchase Plans		430
Employee Stock Purchases	12,968	$ 4		12,964
Stock Issued During Period, Value, Conversion of Convertible Securities		$ 2,956		5,909,044
Stock Issued During Period, Value, Conversion of Units	$ 5,912,000
Conversion of Stock, Shares Converted	295,600	295,600
Cash Dividends on Common Stock	$ (1,301,254)					(1,301,254)
Balance at at Dec. 31, 2020	111,905,746	$ 34,538	$ (4,330,712)	18,230,187	12,940,950	85,030,783
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares, Outstanding		3,453,817
Treasury Stock Shares Held			200,933
Net Income	12,773,891					12,773,891
Other Comprehensive Income (Loss), Net of Tax	(7,725,843)				(7,725,843)
Cash Dividends on Common Stock	(1,431,269)					(1,431,269)
Balance at at Dec. 31, 2021	$ 115,522,525	$ 34,538	$ (4,330,712)	$ 18,230,187	$ 5,215,107	$ 96,373,405
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares, Outstanding		3,453,817
Treasury Stock Shares Held	200,933		200,933